INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2021
INVESTMENTS [Abstract]
Short-term and Long-term Investments
The following table sets forth a breakdown of the categories of short-term and long-term investments held by the Company:

	As of
	December 31, 2020	June 30, 2021
	$	$
Short-term investments

Debt securities:
Held to maturity	28,330	718,517
Available-for-sale	21,769	168,091
Equity securities	76,000	75,533

	126,099	962,141
Long-term investments

Debt securities:
Held to maturity	68,854	67,463
Available-for-sale	5,276	45,385
Equity securities	21,419	42,684
Equity method investments	94,933	108,848
Investments carried at fair value	–	21,992

	190,482	286,372

Debt Securities and Investments Carried at Fair Value
The following table summarizes the cost or amortized cost, gross unrecognized gains and losses, gross unrealized gains and losses, and fair value of the Company’s debt securities and investments carried at fair value as of December 31, 2020 and June 30, 2021 are shown as below:

	As of December 31, 2020
	Cost or Amortized cost	Gross unrecognized gains	Gross unrecognized losses	Gross unrealized gains	Gross unrealized losses	Fair value
	$	$	$	$	$	$
Short-term investments
Debt securities:
Held to maturity	28,330	–	(1)	–	–	28,329
Available-for-sale	20,859	–	–	910	–	21,769

Long-term investments
Debt securities:
Held to maturity	68,854	3,197	(23)	–	–	72,028
Available-for-sale	5,174	–	–	102	–	5,276

	123,217	3,197	(24)	1,012	–	127,402

	As of June 30, 2021
	Cost or Amortized cost	Gross unrecognized gains	Gross unrecognized losses	Gross unrealized gains	Gross unrealized losses	Fair value
	$	$	$	$	$	$
Short-term investments
Debt securities:
Held to maturity	718,517	–	–	–	–	718,517
Available-for-sale	170,872	–	–	77	(2,858)	168,091

Long-term investments
Debt securities:
Held to maturity	67,463	2,123	(495)	–	–	69,091
Available-for-sale	45,003	–	–	426	(44)	45,385
Investments carried at fair value	21,992	–	–	–	–	21,992

	1,023,847	2,123	(495)	503	(2,902)	1,023,076